Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
In this section, we are including the required disclosure for pay versus performance as defined by the Securities and Exchange Commission for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based On: (3)

Year (1)	Summary Compensation Table Total PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non- PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Baker Hughes TSR	OSX Index TSR	Net Income (Loss) $MM	Adjusted EBITDA (4) $MM

2022	$16,091,588	$14,511,432	$6,533,381	$5,987,467	$127	$107	$(601)	$2,981

2021	$15,646,452	$21,790,884	$5,751,387	$7,226,540	$101	$67	$(219)	$2,681

2020	$15,313,021	$8,230,793	$4,815,026	$2,079,824	$85	$57	$(9,940)	$2,357

(1)	For fiscal years 2022, 2021 and 2020, Mr. Simonelli was the Principal Executive Officer (PEO) for the Company.

(2)
Compensation Actually Paid
(“CAP”)
 is the Summary Compensation Table
(“SCT”)
 total value for the period shown with adjustments for equity awards and pension (as described in more detail in the reconciliation table for our PEO and non-PEOs
below). CAP reflects equity awards based on the
mark-to-market
valuation under ASC Topic 718: Compensation — Stock Compensation for each period in the above table. Pension values for CAP reflect the pension service cost as used in the financial statements for each period shown in the above table.

(3)
The Company calculates TSR with a base investment of $100 in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation
S-K
is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each 2022, 2021 and 2020, respectively. The peer group used for comparison for each of the fiscal years 2022, 2021 and 2020 is the Philadelphia Oil Service (“OSX”) Index.

(4)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Adjusted EBITDA is a key measure in our Short Term Incentive Plan and influences payouts across our compensation programs. Adjusted EBITDA is a non-GAAP
measure. A reconciliation of GAAP to
non-GAAP
measures is included in the Proxy Statement in Annex A.

The CEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for CEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	CEO CAP

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	21,790,884

2020	15,313,021	2,119,972	—	9,807,294	9,831,986	(2,258,812)	—	(2,728,136)	—	8,230,793
*“EOY” = End of Year, “BOY” = Beginning of Year
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Average Other NEOs CAP

2022 (2)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	5,987,467

2021 (3)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	7,226,540

2020 (4)	4,815,026	289,148	—	2,348,778	1,629,713	(474,998)	—	(735,786)	(516,205)	2,079,824

(1)	There is no addition for Prior Service Cost on the basis the Baker Hughes Supplementary Pension Plan, the Baker Hughes Company Pension Plan and the Baker Hughes UK Pension Plan are currently frozen.

(2)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie , and Mr. Saunders.

(3)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie , and Mr. Saunders.

(4)	The average CAP for 2020 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, Mr. Ukpong, Mr. Mathieson , and Mr. Marsh.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(2)	The average CAP for 2022 comprised of compensation for Mr. Worrell, Ms. Buese, Ms. Borras, Mr. Christie , and Mr. Saunders.

(3)	The average CAP for 2021 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie , and Mr. Saunders.

(4)	The average CAP for 2020 comprised of compensation for Mr. Worrell, Ms. Borras, Mr. Christie, Mr. Ukpong, Mr. Mathieson , and Mr. Marsh.

Peer Group Issuers, Footnote [Text Block]	The peer group used for comparison for each of the fiscal years 2022, 2021 and 2020 is the Philadelphia Oil Service (“OSX”) Index.
PEO Total Compensation Amount	$ 16,091,588	$ 15,646,452	$ 15,313,021
PEO Actually Paid Compensation Amount	$ 14,511,432	21,790,884	8,230,793
Adjustment To PEO Compensation, Footnote [Text Block]
The CEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost (1)	Minus SCT Equity for CEO	Plus EOY* Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY* to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	CEO CAP

2022	16,091,588	—	—	12,056,262	11,277,242	149,308	—	(950,444)	—	14,511,432

2021	15,646,452	—	—	10,856,292	13,182,502	2,328,558	—	1,489,664	—	21,790,884

2020	15,313,021	2,119,972	—	9,807,294	9,831,986	(2,258,812)	—	(2,728,136)	—	8,230,793

Non-PEO NEO Average Total Compensation Amount	$ 6,533,381	5,751,387	4,815,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,987,467	7,226,540	2,079,824
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The Average Other NEOs Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost (1)	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Average Other NEOs CAP

2022 (2)	6,533,381	—	—	4,542,718	4,004,019	104,392	—	(111,607)	—	5,987,467

2021 (3)	5,751,387	—	—	2,678,371	3,247,540	540,265	—	365,719	—	7,226,540

2020 (4)	4,815,026	289,148	—	2,348,778	1,629,713	(474,998)	—	(735,786)	(516,205)	2,079,824

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

Adjusted EBITDA

Free Cash Flow

ROIC

Relative TSR

Total Shareholder Return Amount	$ 127	101	85
Peer Group Total Shareholder Return Amount	107	67	57
Net Income (Loss)	$ (601,000,000)	$ (219,000,000)	$ (9,940,000,000)
Company Selected Measure Amount	2,981	2,681	2,357
PEO Name	Mr. Simonelli
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. A reconciliation of GAAP to non-GAAP measures is included in the Proxy Statement in Annex A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,119,972)
PEO [Member] | SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,056,262)	$ (10,856,292)	(9,807,294)
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,277,242	13,182,502	9,831,986
PEO [Member] | Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,308	2,328,558	(2,258,812)
PEO [Member] | Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(950,444)	1,489,664	(2,728,136)
Non-PEO NEO [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(289,148)
Non-PEO NEO [Member] | SCT Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,542,718)	(2,678,371)	(2,348,778)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,004,019	3,247,540	1,629,713
Non-PEO NEO [Member] | Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,392	540,265	(474,998)
Non-PEO NEO [Member] | Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (111,607)	$ 365,719	(735,786)
Non-PEO NEO [Member] | Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (516,205)